Transfer of Financial Assets - Additional Information (Detail) - JPY (¥) ¥ in Millions	3 Months Ended		9 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2023	Dec. 31, 2022
Transfer of Financial Assets Accounted for as Sales [Line Items]
Installment loans	¥ 165,305	¥ 220,876	¥ 636,424	¥ 733,032
Gain (losses) on sale from securitization and loan sales	¥ 2,486	¥ 3,902	¥ 11,701	¥ 15,058